Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,917,322	$ 414,134	$ 442,829	$ 104,921	$ 3,879,206
Chile/CL-AN/Copper/Open Pit [Member]
Total	46,539	29,348	18,243		94,130
Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]
Total	2,276,748	334,855	379,691	96,266	3,087,560
Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]
Total	$ 594,035	47,394	36,038	$ 8,655	686,122
U.S./U.S.-AZ/Copper, Molybdenum/Open Pit [Member]
Total			6,747		6,747
U.S./U.S.-CA/Oil, Natural Gas/Wells [Member]
Total		$ 2,537			2,537
U.S./U.S.-AZ/Copper/Open Pit [Member]
Total			1,368		1,368
U.S./U.S.-NM/Copper/Open Pit [Member]
Total			377		377
U.S./U.S.-NV/Copper/Open Pit [Member]
Total			281		281
U.S./U.S.-CO/Molybdenum/Underground Mining [Member]
Total			$ 84		$ 84